Loans and Borrowings - Schedule of Terms and Conditions of Outstanding Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Lease Liabilities [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2020 - 2028
Original value	$ 41,432
Carrying amount	$ 24,553
Lease Liabilities [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	10.00%
Lease Liabilities [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	11.00%
INR 1 [Member] | Secured bank loans [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2019 - 2024	2019 - 2024
Original value	$ 1,471	$ 1,196
Carrying amount	$ 1,031	$ 707
INR 1 [Member] | Secured bank loans [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	8.00%	8.00%
INR 1 [Member] | Secured bank loans [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	11.00%	11.00%